Average Annual Total Returns{- Fidelity Freedom Index 2060 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2060 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Since Inception		Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Since Inception		Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1067 Past 1 year	F1067 Past 5 years	F1067 Since Inception
Total	16.40%	12.42%	9.73%	[1]	15.77%	11.49%	8.87%	[1]	9.93%	9.66%	7.54%	[1]	18.40%	15.22%	13.30%	[1]	16.54%	12.56%	9.88%	[1]

[1]	(a)From August 5, 2014